Offerings	Mar. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.750% Notes due 2035
Amount Registered | shares	1,080,000,000
Proposed Maximum Offering Price per Unit	0.99896
Maximum Aggregate Offering Price	$ 1,078,876,800
Fee Rate	0.01531%
Amount of Registration Fee	$ 165,176.04
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

(2)
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of noon (New York City time) on March 25, 2025 on the Bloomberg page “BFIX” of €1.00/$1.0800.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of BlackRock Finance, Inc.
Amount of Registration Fee	$ 0
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

(2)
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of noon (New York City time) on March 25, 2025 on the Bloomberg page “BFIX” of €1.00/$1.0800.

(3)
BlackRock Finance, Inc. will fully and unconditionally guarantee the notes issued by BlackRock, Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.